Employee Benefit Plans and Postretirement Benefits - Accumulated Benefit Obligations in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Accumulated benefit obligation	$ 2,384	$ 2,108
Fair value of plan assets	$ 1,526	$ 1,240